Derivative financial instruments - General informaiton and gain or loss recognized or reclassified (Details) item in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2015 USD ($) item oz t bbl	Dec. 31, 2014 USD ($) item oz t bbl	Dec. 31, 2013 USD ($) MWh item oz t bbl
Derivative financial instruments
Company policy, maximum level of hedging of foreign currency risk exposure as percentage of anticipated sales and purchases over the next 12 months (as a percent)	100.00%
Maximum number of months for which forecasted foreign currency exposures are hedged	12 months
Financial Instruments:
Unrealized (losses) gains in OCI, net of tax, on derivatives designated as cash flow hedges	$ (11)	$ (21)	$ 22
Expected losses on derivatives designated as cash flow hedges to be reclassified from OCI to earnings in the next fiscal year	$ 2
Longest maturity of a derivative classified as a cash flow hedge	51 months
Gains (losses) recognized in OCI on derivatives (effective portion)	$ (26)	(65)	33
Gains (losses) reclassified from OCI into income (effective portion)	(39)	(10)	54
Gains (losses), net of tax, reclassified from accumulated other comprehensive income (loss) to earnings	(30)	(9)	43
Gains (losses) recognized in income, derivatives not designated in hedge relationships	$ 134	$ (679)	$ 246
Minimum
Financial Instruments:
Percentage of commodity hedging on anticipated commodity exposure	50.00%
Commodity hedging on anticipated commodity exposure period	12 months
Maximum
Financial Instruments:
Percentage of commodity hedging on anticipated commodity exposure	100.00%
Commodity hedging on anticipated commodity exposure period	18 months
Copper swaps (in metric tonnes)
Financial Instruments:
Notional amounts of outstanding commodity derivatives | t	48,903	46,520	42,866
Aluminum swaps (in metric tonnes)
Financial Instruments:
Notional amounts of outstanding commodity derivatives | t	5,455	3,846	3,525
Nickel swaps (in metric tonnes)
Financial Instruments:
Notional amounts of outstanding commodity derivatives | t	18		18
Lead swaps (in metric tonnes)
Financial Instruments:
Notional amounts of outstanding commodity derivatives | t	14,625	6,550	7,100
Zinc swaps (in metric tonnes)
Financial Instruments:
Notional amounts of outstanding commodity derivatives | t	225	200	300
Silver swaps (in ounces)
Financial Instruments:
Notional amounts of outstanding commodity derivatives | oz	1,727,255	1,996,845	1,936,581
Electricity futures (in megawatt hours)
Financial Instruments:
Notional amounts of outstanding commodity derivatives | MWh			279,995
Crude oil swaps (in barrels)
Financial Instruments:
Notional amounts of outstanding commodity derivatives | bbl	133,500	128,000	113,000
Foreign exchange contracts
Financial Instruments:
Notional amount of derivative	$ 16,467	$ 18,564	$ 19,351
Gains (losses) recognized in OCI on derivatives (effective portion)	(11)	(42)	22
Foreign exchange contracts | Total revenues
Financial Instruments:
Gains (losses) reclassified from OCI into income (effective portion)	(36)	(9)	52
Gains (losses) recognized in income, derivatives not designated in hedge relationships	(216)	(533)	(95)
Foreign exchange contracts | Total cost of sales
Financial Instruments:
Gains (losses) reclassified from OCI into income (effective portion)	11	8	(1)
Gains (losses) recognized in income, derivatives not designated in hedge relationships	16	19	80
Foreign exchange contracts | Selling, general and administrative expenses;
Financial Instruments:
Gains (losses) recognized in income, derivatives not designated in hedge relationships	13	2	(1)
Foreign exchange contracts | Non-order related research and development expenses
Financial Instruments:
Gains (losses) recognized in income, derivatives not designated in hedge relationships	(1)
Foreign exchange contracts | Interest and other finance expense
Financial Instruments:
Gains (losses) recognized in income, derivatives not designated in hedge relationships	287	(260)	223
Embedded foreign exchange derivatives
Financial Instruments:
Notional amount of derivative	2,966	3,013	3,049
Embedded foreign exchange derivatives | Total revenues
Financial Instruments:
Gains (losses) recognized in income, derivatives not designated in hedge relationships	127	149	101
Embedded foreign exchange derivatives | Total cost of sales
Financial Instruments:
Gains (losses) recognized in income, derivatives not designated in hedge relationships	(25)	(27)	(10)
Embedded foreign exchange derivatives | Selling, general and administrative expenses;
Financial Instruments:
Gains (losses) recognized in income, derivatives not designated in hedge relationships	(5)
Interest rate contracts
Financial Instruments:
Notional amount of derivative	4,302	2,242	4,693
Interest rate contracts | Interest and other finance expense
Financial Instruments:
Gains (losses) recognized in income on derivatives designated as fair value hedges	8	84	(34)
Gains (losses) recognized in income on hedged item	(4)	(83)	35
Gains (losses) recognized in income, derivatives not designated in hedge relationships	(1)	(1)	(3)
Commodities
Financial Instruments:
Gains (losses) recognized in OCI on derivatives (effective portion)	(9)	(7)	(5)
Commodities | Total cost of sales
Financial Instruments:
Gains (losses) reclassified from OCI into income (effective portion)	(10)	(3)	(5)
Gains (losses) recognized in income, derivatives not designated in hedge relationships	(61)	(28)	(50)
Commodities | Interest and other finance expense
Financial Instruments:
Gains (losses) recognized in income, derivatives not designated in hedge relationships	1	1	1
Cash-settled call options
Financial Instruments:
Gains (losses) recognized in OCI on derivatives (effective portion)	(6)	(16)	16
Cash-settled call options | Selling, general and administrative expenses;
Financial Instruments:
Gains (losses) reclassified from OCI into income (effective portion)	(4)	(6)	$ 8
Cash-settled call options | Interest and other finance expense
Financial Instruments:
Gains (losses) recognized in income, derivatives not designated in hedge relationships		$ (1)
Cross-currency swaps | Interest and other finance expense
Financial Instruments:
Gains (losses) recognized in income, derivatives not designated in hedge relationships	$ (1)
Equity derivatives
Financial Instruments:
Cash-settled call options held on ABB Ltd shares | item	55	61	67
Conversion ratio	5
Total fair value of cash settled call options on ABB Ltd shares	$ 13	$ 33	$ 56